10-K Significant accounting policies - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) segment shares	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2023 USD ($) segment shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Restricted cash | $	$ 12,370	$ 12,360	$ 8,599	$ 14,314	$ 14,200
Prepaid expense | $	27,600	31,500			25,100
Other current assets | $	$ 5,500	$ 5,900			3,000
Number of operating segments | segment	2	2	2
Number of reportable segments | segment	2	2	2
Accrued loyalty payable | $	$ 5,176	$ 4,986			$ 5,821
Common stock, shares, issued (in shares) | shares	260,491,464	257,491,582			250,019,639
ABL Facility – EWB Note
Schedule of Equity Method Investments [Line Items]
Restricted cash | $	$ 12,400	$ 12,000			$ 12,000
Curaleaf, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		0.00%	100.00%		0.00%
conversion of stock, amount | $			$ 1,100
Entity voting rights percentage			100.00%
Curaleaf, Inc. | Common Class B
Schedule of Equity Method Investments [Line Items]
Common stock, shares, issued (in shares) | shares			999
Conversion of stock, shares converted | shares			999
Curaleaf, Inc. | Common Class C
Schedule of Equity Method Investments [Line Items]
Common stock, shares, issued (in shares) | shares			0
Curaleaf, Inc. | Common shares
Schedule of Equity Method Investments [Line Items]
Conversion of stock, shares converted | shares			100
Curaleaf, Inc. | Common Class A
Schedule of Equity Method Investments [Line Items]
Conversion of stock, shares converted | shares			254,315